LINE OF CREDIT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 15, 2016	Jan. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 39
Commercial Bank [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum withdrawal amount		$ 52	$ 49
Line of credit, imputed average interest rate		5.10%	5.10%